Note 17 - Cash and Cash Equivalents	12 Months Ended
Jun. 30, 2021
Statement Line Items [Line Items]
Disclosure of cash and cash equivalents [text block]
17.	Cash and cash equivalents

	As at June 30			As at March 31
(US dollars in thousands)	2021	2020	2019	2019
Cash at bank and in hand	8,604	2,824	7,129	4,522

The credit ratings of the counterparties with which cash was held are detailed in the table below.

	As at June 30			As at March 31
(US dollars in thousands)	2021	2020	2019	2019
A+	5,423	-	252	17
A	-	-	233	14
A-	2	554	-	-
AA-	3,179	2,270	6,644	4,491
Total	8,604	2,824	7,129	4,522